Investment in Affiliates, at Equity - Investment in Affiliate Exhcange Rates (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments and Joint Ventures [Abstract]
Balance Sheet, Year-End Rate	$ 79.61	$ 87.64	$ 93.51
Summary of Operations, Weighted Average Rate	$ 77.62	$ 81.66	$ 92.46